Net Loss per Share - Basic and diluted net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Net loss attributable to common shareholders	$ (8,302)	$ (10,755)	$ (18,782)	$ (15,918)	$ (46,807)	$ (20,934)	$ (21,910)
Weighted average common shares outstanding	50,527,432	16,753,014	50,263,061	16,832,105	18,438,695	16,593,258	16,400,767
Net loss per share, basic and diluted (in dollars per share)	$ (0.16)	$ (0.64)	$ (0.37)	$ (0.95)	$ (2.54)	$ (1.26)	$ (1.34)